Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As required by section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and item 402(v) of Regulation S-K under the Securities Act, we are providing the following information about the relationship between “compensation actually paid,” herein referred to as “CAP” to our Chief Executive Officer and our other named executive officers (“NEOs”) as compared to the Company’s total shareholder return and our GAAP net income. As we are a Smaller Reporting Company, the following table provides compensation and performance information for the past three fiscal years.

2025 Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2)	Total Shareholder Return (Value of Initial Fixed $100 Investment) (3)	Net Income (Loss) (4)
2025	$2,449,771	$(1,357,276)	$1,677,263	$236,479	$35.5	$(32,309,000)
2024	$2,127,797	$2,555,718	$1,052,576	$1,041,268	$94.9	$(39,010,000)
2023	$2,350,618	$5,126,883	$1,014,657	$1,678,725	$91.5	$(45,959,000)

(1)	The non-CEO NEOs for each applicable year are as follows:

-2025: Charles Beck, Carle Quinn, George Karamanos, and Tony Rodriguez

-2024: Charles Beck, Tom Benton, George Karamanos, and Tony Rodriguez

-2023: Charles Beck, Joel Meyer, Tony Rodriguez, and Ken Sickles

(2)

The SEC rules require that certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP, as reported in the Pay versus Performance table above. The table below details the applicable adjustments that were made to determine CAP.

(3)	Cumulative indexed TSR is measured using the closing price as of a base date of December 31, 2022.

(4)	Net Income (Loss) reflects GAAP net income (loss), as disclosed in our financial statements.

PEO Total Compensation Amount	$ 2,449,771	$ 2,127,797	$ 2,350,618
PEO Actually Paid Compensation Amount	$ (1,357,276)	2,555,718	5,126,883
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate CAP from SCT Pay

			Equity Awards
Fiscal Year	Executives	SCT Total Pay	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years	Add Change in Value of Awards Not Meeting Vesting Conditions	Total CAP
2025	CEO	$2,449,771	$(1,662,931)	$630,851	$(2,296,493)	$—	$(478,474)	$—	$(1,357,276)
	Other NEOs (avg)	$1,677,263	$(1,137,518)	$491,353	$(625,168)	$(36,858)	$(132,592)	$—	$236,479
2024	CEO	$2,127,797	$(1,393,981)	$1,624,988	$196,914	$—	$—	$—	$2,555,718
	Other NEOs (avg)	$1,052,576	$(487,850)	$459,935	$16,129	$28,917	$(28,440)	$—	$1,041,268
2023	CEO	$2,350,618	$(1,375,518)	$3,192,488	$949,843	$—	$9,452	$—	$5,126,883
	Other NEOs (avg)	$1,014,657	$(411,547)	$757,445	$180,643	$64,607	$72,919	$—	$1,678,725

Non-PEO NEO Average Total Compensation Amount	$ 1,677,263	1,052,576	1,014,657
Non-PEO NEO Average Compensation Actually Paid Amount	$ 236,479	1,041,268	1,678,725
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate CAP from SCT Pay

			Equity Awards
Fiscal Year	Executives	SCT Total Pay	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years	Add Change in Value of Awards Not Meeting Vesting Conditions	Total CAP
2025	CEO	$2,449,771	$(1,662,931)	$630,851	$(2,296,493)	$—	$(478,474)	$—	$(1,357,276)
	Other NEOs (avg)	$1,677,263	$(1,137,518)	$491,353	$(625,168)	$(36,858)	$(132,592)	$—	$236,479
2024	CEO	$2,127,797	$(1,393,981)	$1,624,988	$196,914	$—	$—	$—	$2,555,718
	Other NEOs (avg)	$1,052,576	$(487,850)	$459,935	$16,129	$28,917	$(28,440)	$—	$1,041,268
2023	CEO	$2,350,618	$(1,375,518)	$3,192,488	$949,843	$—	$9,452	$—	$5,126,883
	Other NEOs (avg)	$1,014,657	$(411,547)	$757,445	$180,643	$64,607	$72,919	$—	$1,678,725

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Performance Measures
Total Shareholder Return Amount	$ 35.5	94.9	91.5
Net Income (Loss)	(32,309,000)	(39,010,000)	(45,959,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,662,931)	(1,393,981)	(1,375,518)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,851	1,624,988	3,192,488
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,296,493)	196,914	949,843
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(478,474)	0	9,452
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,137,518)	(487,850)	(411,547)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,353	459,935	757,445
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(625,168)	16,129	180,643
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,858)	28,917	64,607
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,592)	(28,440)	72,919
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0